Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of Share Based Compensation Restricted Stock Units Award Activity	The following table presents a summary of our RSU activity:

	RSUs (in number of shares)	Weighted average grant-date fair value
Balance as of January 1, 2020	1,149,744	$12.08
Granted	1,409,680	$7.89
Vested	(419,367)	$10.95
Cancelled	(460,851)	$10.32
Balance as of December 31, 2020	1,679,206	$9.33
Granted	723,908	$12.56
Vested	(1,001,635)	$12.12
Cancelled	(136,776)	$10.49
Balance as of December 31, 2021	1,264,703	$9.60
Granted	622,781	$11.36
Vested	(1,021,791)	$7.30
Cancelled	(195,933)	$11.22
Balance as of December 31, 2022	669,760	$10.74

Summary of Stock Option Activity	The following table presents a summary of our stock option activity:

	Options (in number of shares)	Weighted average exercise price	Aggregate intrinsic value
Balance as of January 1, 2020	2,537,888	$17.50	$—
Exercised	(33,133)	$11.31	$—
Forfeited / Cancelled	(1,685,242)	$17.05	$—
Balance as of December 31, 2020	819,513	$9.11	$—
Exercised	(145,485)	$11.00	$—
Forfeited / Cancelled	(46,272)	$12.40	$—
Balance as of December 31, 2021	627,756	$14.00	$—
Exercised	(48,172)	$6.41	$—
Forfeited / Cancelled	(88,527)	$11.28	$—
Balance as of December 31, 2022	491,057	$9.66	$—
Fully vested as of December 31, 2022	491,057	$9.66	$—